SUPPLEMENTARY DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
SUPPLEMENTARY DATA (UNAUDITED)
SUPPLEMENTARY DATA (UNAUDITED)
Selected unaudited quarterly consolidated financial data are shown below:

	2017
(in millions, except per share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$2,109	$2,233	$2,219	$2,163
Expenses	1,898	2,058	2,181	2,485
Operating income (loss)	$211	$175	$38	$(322)
Net income (loss) attributable to Valeant Pharmaceuticals International, Inc.	$628	$(38)	$1,301	$513

Earnings (loss) per share attributable to Valeant Pharmaceuticals International, Inc.:
Basic	$1.80	$(0.11)	$3.71	$1.46
Diluted	$1.79	$(0.11)	$3.69	$1.45
Net cash provided by operating activities	$954	$268	$490	$578

	2016
(in millions, except per share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenue	$2,372	$2,420	$2,479	$2,403
Expenses	2,306	2,339	3,342	2,253
Operating income (loss)	$66	$81	$(863)	$150
Net loss attributable to Valeant Pharmaceuticals International, Inc.	$(374)	$(302)	$(1,218)	$(515)

(Loss) earnings per share attributable to Valeant Pharmaceuticals International, Inc.:
Basic	$(1.08)	$(0.88)	$(3.49)	$(1.47)
Diluted	$(1.08)	$(0.88)	$(3.49)	$(1.47)
Net cash provided by operating activities	$556	$449	$569	$512